COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Rental Commitments) (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 57,323	$ 93,308
2014	100,041	100,041
2015	42,304	42,304
2016	0	0
2017	0	0
Thereafter	0	0
Total minimum lease payments	$ 199,668	$ 235,653